Financial instruments - Schedule of net gains or losses by category of financial instruments (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Financial assets at amortized cost
Interest income	$ 3,806	$ 3,431
Total	4,245	7,331
Financial liabilities at amortized cost
Interest expense	(449)	(512)
Total	(1,098)	(114)
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss
Loss on valuation of financial liabilities	(11)	0
Sub-total	(11)	0
Financial liabilities measured at amortized cost
Financial assets at amortized cost
Gain on foreign currency transactions	0	2
Unrealized gain on foreign currency	0	413
Loss on foreign currency transactions	(638)	(17)
Financial liabilities at amortized cost
Interest expense	(449)	(512)
Gain on foreign currency transactions	0	2
Unrealized gain on foreign currency	0	413
Loss on foreign currency transactions	(638)	(17)
Sub-total	(1,087)	(114)
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Gain on Valuation of Financial Assets	290	(7)
Sub-total	290	(7)
Financial assets measured at amortized cost
Financial assets at amortized cost
Interest income	3,806	3,431
Gain on foreign currency transactions	309	753
Unrealized gain on foreign currency	207	3,365
Loss on foreign currency transactions	(31)	(22)
Unrealized loss on foreign currency	(336)	(189)
Sub-total	3,955	7,338
Financial liabilities at amortized cost
Gain on foreign currency transactions	309	753
Unrealized gain on foreign currency	207	3,365
Loss on foreign currency transactions	$ (31)	$ (22)